UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2003
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/S/ Robert J. Cappelli		                Southfield, MI   	   8/12/03
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:           87
                                          -----------------
Form 13F Information Table Value Total:   $     45,412
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]






                                                    SUMMARY TABLE
                                                    June 30, 2003




                                   TITLE            VALUE                                    VOTING
                                   OF               IN       SHARES/ SH/ PUT/ INVESTMT       AUTHORITY
      NAME OF ISSUER               CLASS CUSIP      $1,000'S PRN AMT PRN CALL DSCRETN  MGRS  SOLE
ADP   AUTOMATIC DATA PROCESSING    COM   53015103   332      8,700            SOLE           8,700
AIG   AMERICAN INTERNATIONAL GROUP COM   026874107  652      13,820           SOLE           13,820
AMAT  APPLIED MATERIALS            COM   038222105  407      25,700           SOLE           25,700
AMGN  AMGEN                        COM   031162100  851      12,900           SOLE           12,900
AOL   AOL TIME WARNER              COM   02364J104  385      31,950           SOLE           31,950
APOL  APOLLO GROUP                 COM   037604105  482      7,800            SOLE           7,800
AZO   AUTOZONE                     COM   053332102  323      4,250            SOLE           4,250
BA    BOEING                       COM   097023105  34       5,000            SOLE           5,000
BAC   BANKAMERICA                  COM   06605F102  300      3,800            SOLE           3,800
BBBY  BED BATH & BEYOND            COM   075896100  377      9,700            SOLE           9,700
BBY   BEST BUY                     COM   086516101  479      10,900           SOLE           10,900
BK    BANK OF NEW YORK             COM   064057102  12       400              SOLE           400
BLS   BELLSOUTH                    COM   079860102  208      7,800            SOLE           7,800
BMET  BIOMET                       COM   90613100   290      10,100           SOLE           10,100
C     CITIGROUP                    COM   172967101  1,251    29,230           SOLE           29,230
CAH   CARDINAL HEALTHCARE          COM   14149Y108  429      6,665            SOLE           6,665
CAT   CATERPILLAR                  COM   149123101  28       500              SOLE           500
CMCSK COMCAST                      COM   200300200  368      12,700           SOLE           12,700
COST  COSTCO                       COM   22160K125  29       800              SOLE           800
CSCO  CISCO SYSTEMS                COM   17275R102  1,941    115,580          SOLE           115,580
CTAS  CINTAS                       COM   172908105  315      6,400            SOLE           6,400
DELL  DELL COMPUTER                COM   247025109  1,334    47,900           SOLE           47,900
DIS   DISNEY (WALT) CO.            COM   254687106  254      12,850           SOLE           12,850
DOW   DOW CHEMICAL                 COM   260543103  19       600              SOLE           600
DUK   DUKE                         COM   264399106  16       793              SOLE           793
EMC   EMC CORP                     COM   268648102  7        700              SOLE           700
F     FORD MOTOR COMPANY           COM   345370100  19       1,747            SOLE           1,747
FITB  FIFTH THIRD BANK             COM   316773100  287      4,200            SOLE           4,200
FNM   FEDERAL NATIONAL MTGE ASSOC. COM   313586109  566      8,400            SOLE           8,400
FRE   FREDDIE MAC                  COM   313400301  239      4,700            SOLE           4,700
G     GILLETTE                     COM   375766102  350      11,000           SOLE           11,000
GE    GENERAL ELECTRIC             COM   369604103  2,210    77,060           SOLE           77,060
GM    GENERAL MOTORS               COM   370442105  19       539              SOLE           539
HD    HOME DEPOT                   COM   437076102  447      13,500           SOLE           13,500
HDI   HARLEY DAVIDSON              COM   412822108  271      6,800            SOLE           6,800
IBM   INTL BUS MACHINES            COM   459200101  1,081    13,100           SOLE           13,100
INTC  INTEL                        COM   458140100  1,815    87,200           SOLE           87,200
JNJ   JOHNSON & JOHNSON            COM   478160104  1,210    23,400           SOLE           23,400
JPM   J. P. MORGAN                 COM   616880100  316      7,755            SOLE           7,755
JWN   NORDSTROM                    COM   655664100  9        460              SOLE           460
KLAC  KLA TENCOR                   COM   482480100  400      8,600            SOLE           8,600
KO    COCA-COLA COMPANY            COM   191216100  896      19,300           SOLE           19,300
KRB   MBNA                         COM   55262L100  231      9,100            SOLE           9,100
KSS   KOHLS                        COM   500255104  319      4,900            SOLE           4,900
LLTC  LINEAR TECHNOLOGY            COM   535678106  343      10,600           SOLE           10,600
LLY   LILLY (ELI) & CO.            COM   532457108  552      8,000            SOLE           8,000
LOW   LOWES                        COM   548661107  361      8,400            SOLE           8,400
LXK   LEXMARK                      COM   529771107  333      4,700            SOLE           4,700
MCD   MCDONALDS                    COM   580135101  26       1,200            SOLE           1,200
MDT   MEDTRONIC                    COM   585055106  499      10,400           SOLE           10,400
MEDI  MEDIMMUNE                    COM   584699102  11       300              SOLE           300
MMM   3M                           COM   88579Y101  355      2,400            SOLE           2,400
MRK   MERCK                        COM   589331107  1,054    17,400           SOLE           17,400
MSFT  MICROSOFT                    COM   594918104  3,177    138,400          SOLE           138,400
MWD   MORGAN STANLEY DEAN WITTER   COM   617446448  205      4,800            SOLE           4,800
MXIM  MAXIM INTEGRATED             COM   57772K101  361      10,600           SOLE           10,600
ONE   BANK ONE                     COM   06423A103  227      6,105            SOLE           6,105
ORCL  ORACLE SYSTEMS               COM   68389X105  1,093    101,000          SOLE           101,000
PAYX  PAYCHEX                      COM   704326107  342      10,450           SOLE           10,450
PEP   PEPSICO                      COM   713448108  427      9,600            SOLE           9,600
PFE   PFIZER                       COM   717081103  1,502    43,975           SOLE           43,975
PG    PROCTOR & GAMBLE             COM   742718109  1,008    11,300           SOLE           11,300
QCOM  QUALCOMM                     COM   747525103  650      26,050           SOLE           26,050
RD    ROYAL DUTCH PETROLEUM - ADR  COM   780257804  802      17,200           SOLE           17,200
SBC   SBC COMMUNICATIONS           COM   78387G103  252      9,849            SOLE           9,849
SBUX  STARBUCKS                    COM   855244109  339      9,700            SOLE           9,700
STT   STATE STREET BOSTON          COM   857477103  69       1,760            SOLE           1,760
SYK   STRYKER                      COM   863667101  368      5,300            SOLE           5,300
SYY   SYSCO                        COM   871829107  339      11,300           SOLE           11,300
TAP/A TRAVELERS A                  COM   89420G109  1        39               SOLE           39
TAP/B TRAVELERS B                  COM   89420G406  1        80               SOLE           80
TXN   TEXAS INSTRUMENTS            COM   882508104  292      16,600           SOLE           16,600
UNH   UNITED HEALTH                COM   91324P102  432      4,300            SOLE           4,300
UPS   UNITED PARCEL SERVICE        COM   911312106  350      5,500            SOLE           5,500
UTX   UNITED TECHNOLOGIES          COM   913017109  347      3,000            SOLE           3,000
VRTS  VERITAS                      COM   923436109  369      11,000           SOLE           11,000
VZ    VERIZON                      COM   92343V104  349      8,846            SOLE           8,846
WEC   WISCONSIN ENERGY             COM   976657106  8        286              SOLE           286
WFC   WELLS FARGO                  COM   949746101  716      14,200           SOLE           14,200
WMT   WAL-MART STORES              COM   931142103  1,884    35,100           SOLE           35,100
WWY   WRIGLEYS                     COM   982526105  309      5,500            SOLE           5,500
WYE   WYETH                        COM   983024100  446      9,800            SOLE           9,800
XLNX  XILINX                       COM   983919101  382      15,100           SOLE           15,100
XOM   EXXON MOBIL                  COM   30231G102  1,907    53,094           SOLE           53,094
INTU  INTUIT                       COM   461202103  330      6,700            SOLE           6,700
ERTS  ELECTRONIC ARTS              COM   285512109  458      6,200            SOLE           6,200
ITW   ILLINOIS TOOLWORKS           COM   452308109  329      1,800                           1,800

      TOTAL                                         45,412




* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS
THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE
CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND.
THEY HAVE FILED THESE SECURITIES ON OUR BEHALF
ON THEIR FORM 13F REPORT.